T. ROWE PRICE Mid-Cap Index Fund
March 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent (1) 10,212 250
GCI Liberty, Class A, EC (1)(2) 203 —
Iridium Communications  5,107 134
384
Entertainment 2.1%
AMC Entertainment Holdings, Class A (1) 10,280 38
Liberty Media Corp-Liberty Formula One, Class A (1) 1,007 59
Liberty Media Corp-Liberty Formula One, Class C (1) 8,138 534
Liberty Media Corp-Liberty Live, Class A (1) 830 35
Liberty Media Corp-Liberty Live, Class C (1) 1,965 86
Madison Square Garden Sports (1) 775 143
Playtika Holding  927 7
ROBLOX, Class A (1) 19,734 754
Roku (1) 5,254 342
Spotify Technology (1) 5,882 1,552
TKO Group Holdings  2,577 223
3,773
Interactive Media & Services 0.7%
IAC (1) 3,086 164
Pinterest, Class A (1) 24,569 852
TripAdvisor (1) 4,487 125
ZoomInfo Technologies (1) 12,560 201
1,342
Media 1.6%
Cable One  232 98
Liberty Broadband, Class A (1) 683 39
Liberty Broadband, Class C (1) 4,901 281
Liberty Media Corp-Liberty SiriusXM (1) 6,410 190
Liberty Media Corp-Liberty SiriusXM, Class A (1) 3,089 92
New York Times, Class A  6,793 294
Nexstar Media Group  1,371 236
Sirius XM Holdings (3) 26,809 104
Trade Desk, Class A (1) 18,491 1,616
2,950
Total Communication Services 8,449
CONSUMER DISCRETIONARY 11.6%
Automobile Components 0.5%
Gentex  9,853 356
Lear  2,436 353

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Phinia  1,969 76
QuantumScape (1)(3) 14,062 88
873
Automobiles 0.5%
Harley-Davidson  5,287 231
Lucid Group (1)(3) 30,977 88
Rivian Automotive, Class A (1)(3) 28,448 312
Thor Industries  2,138 251
882
Broadline Retail 0.8%
Coupang (1) 46,000 818
Kohl's (3) 4,600 134
Macy's  11,284 226
Nordstrom  4,744 96
Ollie's Bargain Outlet Holdings (1) 2,573 205
1,479
Diversified Consumer Services 0.7%
ADT  10,677 72
Bright Horizons Family Solutions (1) 2,396 272
Grand Canyon Education (1) 1,240 169
H&R Block  6,035 296
Mister Car Wash (1)(3) 3,126 24
Service Corp International  6,027 447
1,280
Hotels, Restaurants & Leisure 3.5%
Aramark  10,940 356
Boyd Gaming  2,966 200
Cava Group (1) 2,004 140
Choice Hotels International  1,230 155
Churchill Downs  2,990 370
DoorDash, Class A (1) 13,008 1,791
DraftKings, Class A (1) 17,549 797
Hyatt Hotels, Class A  1,808 289
Marriott Vacations Worldwide  1,475 159
Penn Entertainment (1)(3) 6,227 113
Planet Fitness, Class A (1) 3,558 223
Texas Roadhouse  2,807 434
Travel + Leisure  2,933 144
Vail Resorts  1,577 351
Wendy's  7,007 132
Wingstop  1,236 453
Wyndham Hotels & Resorts  3,387 260
6,367

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Durables 1.1%
Leggett & Platt  5,512 106
Newell Brands  15,873 127
Tempur Sealy International  7,012 398
Toll Brothers  4,344 562
TopBuild (1) 1,325 584
Whirlpool  2,231 267
2,044
Leisure Products 0.6%
Brunswick  2,882 278
Mattel (1) 14,810 294
Peloton Interactive, Class A (1) 14,192 61
Polaris  2,250 225
YETI Holdings (1) 3,607 139
997
Specialty Retail 3.0%
Advance Auto Parts  2,480 211
AutoNation (1) 1,184 196
Burlington Stores (1) 2,711 630
Dick's Sporting Goods  2,359 530
Five Below (1) 2,303 418
Floor & Decor Holdings, Class A (1) 4,367 566
GameStop, Class A (1) 11,156 140
Gap  8,211 226
Lithia Motors  1,137 342
Murphy USA  818 343
Penske Automotive Group  815 132
Petco Health & Wellness (1)(3) 3,272 8
RH (1) 649 226
Valvoline (1) 5,410 241
Victoria's Secret (1) 3,263 63
Wayfair, Class A (1)(3) 3,506 238
Williams-Sonoma  2,674 849
5,359
Textiles, Apparel & Luxury Goods 0.9%
Birkenstock Holding (1) 1,053 50
Capri Holdings (1) 4,718 214
Carter's  1,497 127
Columbia Sportswear  1,450 118
Crocs (1) 2,498 359
PVH  2,487 349
Skechers USA, Class A (1) 5,600 343
Under Armour, Class A (1) 7,970 59

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Under Armour, Class C (1) 8,541 61
1,680
Total Consumer Discretionary 20,961
CONSUMER STAPLES 2.7%
Beverages 0.3%
Boston Beer, Class A (1) 392 119
Celsius Holdings (1) 6,028 500
619
Consumer Staples Distribution & Retail 1.4%
Albertsons, Class A  17,513 375
BJ's Wholesale Club Holdings (1) 5,590 423
Casey's General Stores  1,564 498
Grocery Outlet Holding (1) 3,950 114
Maplebear (1) 877 33
Performance Food Group (1) 6,414 479
U.S. Foods Holding (1) 9,510 513
2,435
Food Products 0.8%
Darling Ingredients (1) 6,667 310
Flowers Foods  7,828 186
Freshpet (1) 1,807 209
Ingredion  2,731 319
Pilgrim's Pride (1) 1,744 60
Post Holdings (1) 2,118 225
Seaboard  8 26
WK Kellogg  2,739 52
1,387
Household Products 0.1%
Reynolds Consumer Products  2,296 66
Spectrum Brands Holdings  1,259 112
178
Personal Care Products 0.1%
Coty, Class A (1) 15,715 188
Olaplex Holdings (1) 5,203 10
198
Total Consumer Staples 4,817
ENERGY 3.2%
Energy Equipment & Services 0.4%
NOV  16,499 322
TechnipFMC  18,175 456
778

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 2.8%
Antero Midstream  14,151 199
Antero Resources (1) 11,893 345
Cheniere Energy  10,056 1,622
Chesapeake Energy  5,201 462
DT Midstream  4,047 247
HF Sinclair  6,717 406
New Fortress Energy (3) 2,693 82
Ovintiv  10,743 558
Range Resources  9,764 336
Southwestern Energy (1) 46,127 350
Texas Pacific Land  777 449
5,056
Total Energy 5,834
FINANCIALS 19.5%
Banks 3.6%
Bank OZK  4,446 202
BOK Financial  1,164 107
Columbia Banking System  8,659 167
Commerce Bancshares  5,005 266
Cullen/Frost Bankers  2,469 278
East West Bancorp  5,898 467
First Citizens BancShares, Class A  456 746
First Hawaiian  5,312 117
First Horizon  23,373 360
FNB  14,922 210
New York Community Bancorp  29,832 96
NU Holdings, Class A (1) 98,102 1,170
Pinnacle Financial Partners  3,175 273
Popular  2,934 258
Prosperity Bancshares  3,635 239
Synovus Financial  6,031 242
TFS Financial  2,138 27
Webster Financial  7,186 365
Western Alliance Bancorp  4,560 293
Wintrust Financial  2,567 268
Zions Bancorp  6,067 263
6,414
Capital Markets 6.5%
Affiliated Managers Group  1,392 233
Ares Management, Class A  7,015 933
Blue Owl Capital  19,153 361
Carlyle Group  8,862 416
Coinbase Global, Class A (1) 7,186 1,905

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Evercore, Class A  1,467 283
Houlihan Lokey  2,111 271
Interactive Brokers Group, Class A  4,351 486
Janus Henderson Group  5,588 184
Jefferies Financial Group  7,615 336
KKR  27,832 2,799
Lazard  4,568 191
LPL Financial Holdings  3,163 836
Morningstar  1,080 333
Robinhood Markets, Class A (1) 26,557 535
SEI Investments  4,224 304
Stifel Financial  4,108 321
TPG  2,983 133
Tradeweb Markets, Class A  4,803 500
Virtu Financial, Class A  3,568 73
XP, Class A  13,579 348
11,781
Consumer Finance 0.7%
Ally Financial  11,363 461
Credit Acceptance (1) 261 144
OneMain Holdings  4,681 239
SLM  9,245 202
SoFi Technologies (1)(3) 40,100 293
1,339
Financial Services 4.3%
Affirm Holdings (1) 9,467 353
Apollo Global Management  21,887 2,461
Block (1) 23,141 1,957
Corebridge Financial  9,530 274
Equitable Holdings  14,105 536
Euronet Worldwide (1) 1,823 200
MGIC Investment  11,485 257
NCR Atleos (1) 2,705 53
Rocket, Class A (1)(3) 4,932 72
Shift4 Payments, Class A (1) 2,234 148
Toast, Class A (1) 15,416 384
UWM Holdings (3) 3,964 29
Voya Financial  4,070 301
Western Union  15,198 213
WEX (1) 1,795 426
7,664
Insurance 3.7%
American Financial Group  3,004 410
Assured Guaranty  2,308 201

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Axis Capital Holdings  3,244 211
Brighthouse Financial (1) 2,663 137
CNA Financial  1,094 50
Fidelity National Financial  10,886 578
First American Financial  4,180 255
Hanover Insurance Group  1,479 202
Kemper  2,507 155
Kinsale Capital Group  917 481
Lincoln National  7,054 225
Markel Group (1) 550 837
Old Republic International  10,813 332
Primerica  1,467 371
Reinsurance Group of America  2,783 537
RenaissanceRe Holdings  2,163 508
RLI  1,677 249
Ryan Specialty Holdings (3) 4,018 223
Unum Group  8,079 434
White Mountains Insurance Group  103 185
6,581
Mortgage Real Estate Investment Trusts 0.7%
AGNC Investment, REIT (3) 29,206 289
Annaly Capital Management, REIT  21,000 414
Rithm Capital, REIT  20,106 224
Starwood Property Trust, REIT (3) 12,290 250
1,177
Total Financials 34,956
HEALTH CARE 9.1%
Biotechnology 2.8%
Alnylam Pharmaceuticals (1) 5,264 787
Apellis Pharmaceuticals (1) 4,216 248
BioMarin Pharmaceutical (1) 7,867 687
Exact Sciences (1) 7,498 518
Exelixis (1) 12,918 306
Ionis Pharmaceuticals (1) 5,940 257
Natera (1) 4,570 418
Neurocrine Biosciences (1) 4,045 558
Roivant Sciences (1) 15,169 160
Sarepta Therapeutics (1) 3,755 486
Ultragenyx Pharmaceutical (1) 3,273 153
United Therapeutics (1) 1,889 434
5,012
Health Care Equipment & Supplies 1.3%
Enovis (1) 2,184 137
Envista Holdings (1) 6,818 146

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Globus Medical, Class A (1) 4,943 265
ICU Medical (1) 841 90
Inspire Medical Systems (1) 1,216 261
Integra LifeSciences Holdings (1) 2,853 101
Masimo (1) 1,800 264
Novocure (1) 4,428 69
Penumbra (1) 1,525 340
QuidelOrtho (1) 2,223 107
Shockwave Medical (1) 1,518 494
Tandem Diabetes Care (1) 2,678 95
2,369
Health Care Providers & Services 1.0%
Acadia Healthcare (1) 3,774 299
agilon health (1) 12,254 75
Amedisys (1) 1,337 123
Chemed  617 396
Encompass Health  4,153 343
Premier, Class A  4,934 109
R1 RCM (1) 6,357 82
Tenet Healthcare (1) 4,239 445
1,872
Health Care Technology 1.0%
Certara (1) 4,967 89
Doximity, Class A (1) 4,702 126
Teladoc Health (1) 6,861 104
Veeva Systems, Class A (1) 6,077 1,408
1,727
Life Sciences Tools & Services 2.2%
10X Genomics, Class A (1)(3) 3,826 144
Avantor (1) 28,329 724
Azenta (1) 2,290 138
Bruker  4,208 395
Fortrea Holdings (1) 3,686 148
ICON (1) 3,419 1,149
Maravai LifeSciences Holdings, Class A (1) 4,648 40
Medpace Holdings (1) 976 395
QIAGEN  9,308 400
Repligen (1) 2,324 427
Sotera Health (1)(3) 5,220 63
4,023
Pharmaceuticals 0.8%
Elanco Animal Health (1) 20,608 336
Jazz Pharmaceuticals (1) 2,567 309
Organon  10,663 200

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Perrigo  5,632 181
Royalty Pharma, Class A  15,592 474
1,500
Total Health Care 16,503
INDUSTRIALS & BUSINESS SERVICES 17.6%
Aerospace & Defense 1.4%
BWX Technologies  3,838 394
Curtiss-Wright  1,603 410
HEICO  1,897 362
HEICO, Class A  3,404 524
Hexcel  3,516 256
Mercury Systems (1) 2,265 67
Spirit AeroSystems Holdings, Class A (1) 4,804 173
Woodward  2,514 388
2,574
Air Freight & Logistics 0.1%
GXO Logistics (1) 4,881 262
262
Building Products 2.3%
Advanced Drainage Systems  2,814 485
Armstrong World Industries  1,830 227
AZEK (1) 6,056 304
Carlisle  2,032 796
Fortune Brands Innovations  5,309 450
Hayward Holdings (1) 5,588 86
Lennox International  1,341 655
Owens Corning  3,706 618
Trex (1) 4,559 455
4,076
Commercial Services & Supplies 1.1%
Clean Harbors (1) 2,127 428
Driven Brands Holdings (1) 2,625 41
MSA Safety  1,550 300
RB Global  7,601 579
Stericycle (1) 3,844 203
Tetra Tech  2,226 411
Vestis  4,870 94
2,056
Construction & Engineering 1.3%
AECOM  5,683 557
EMCOR Group  1,941 680
MasTec (1) 2,595 242
MDU Resources  8,434 212

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Valmont Industries  866 198
WillScot Mobile Mini Holdings (1) 7,831 364
2,253
Electrical Equipment 1.7%
Acuity Brands  1,293 347
ChargePoint Holdings (1)(3) 14,963 28
nVent Electric  6,904 521
Plug Power (1)(3) 22,112 76
Regal Rexnord  2,769 499
Sensata Technologies Holding  6,295 231
Sunrun (1) 9,020 119
Vertiv Holdings, Class A  14,399 1,176
2,997
Ground Transportation 1.6%
Avis Budget Group  776 95
Hertz Global Holdings (1)(3) 5,531 43
Knight-Swift Transportation Holdings  6,567 361
Landstar System  1,492 288
Lyft, Class A (1) 14,735 285
Ryder System  1,826 220
Saia (1) 1,116 653
Schneider National, Class B  2,262 51
U-Haul Holding  4,184 279
U-Haul Holding (1)(3) 317 21
XPO (1) 4,765 582
2,878
Machinery 3.2%
AGCO  2,633 324
Allison Transmission Holdings  3,764 305
CNH Industrial  41,028 532
Crane  2,001 270
Donaldson  5,090 380
Esab  2,355 260
Flowserve  5,456 249
Gates Industrial (1) 6,877 122
Graco  7,025 657
ITT  3,470 472
Lincoln Electric Holdings  2,336 597
Middleby (1) 2,236 359
Oshkosh  2,741 342
RBC Bearings (1) 1,191 322
Timken  2,552 223
Toro  4,373 401
5,815

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Marine Transportation 0.1%
Kirby (1) 2,460 234
234
Passenger Airlines 0.1%
Alaska Air Group (1) 5,209 224
224
Professional Services 2.5%
Booz Allen Hamilton Holding  5,381 799
CACI International, Class A (1) 921 349
Clarivate (1)(3) 19,318 144
Concentrix  1,827 121
Dun & Bradstreet Holdings  11,370 114
FTI Consulting (1) 1,400 295
Genpact  7,383 243
KBR  5,627 358
ManpowerGroup  2,024 157
Paycor HCM (1) 2,739 53
Paylocity Holding (1) 1,766 304
Science Applications International  2,181 284
SS&C Technologies Holdings  9,094 585
TransUnion  8,120 648
4,454
Trading Companies & Distributors 2.2%
Air Lease  4,318 222
Core & Main, Class A (1) 7,293 418
Ferguson  8,569 1,872
MSC Industrial Direct, Class A  1,926 187
SiteOne Landscape Supply (1) 1,868 326
Watsco  1,407 608
WESCO International  1,865 319
3,952
Total Industrials & Business Services 31,775
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 0.3%
Ciena (1) 6,059 299
Lumentum Holdings (1) 2,782 132
Ubiquiti  171 20
Viasat (1) 4,860 88
539
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics (1) 2,274 294
Avnet  3,793 188
Cognex  7,267 308

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Coherent (1) 5,461 331
Crane NXT  2,003 124
IPG Photonics (1) 1,248 113
Littelfuse  1,009 245
TD SYNNEX  2,451 277
Vontier  6,563 298
2,178
IT Services 4.1%
Amdocs  4,837 437
Cloudflare, Class A (1) 12,335 1,194
DXC Technology (1) 8,056 171
Globant (1) 1,734 350
GoDaddy, Class A (1) 5,913 702
Kyndryl Holdings (1) 9,478 206
MongoDB (1) 2,841 1,019
Okta (1) 6,418 671
Snowflake, Class A (1) 13,192 2,132
Twilio, Class A (1) 7,110 435
7,317
Semiconductors & Semiconductor Equipment 2.9%
Allegro MicroSystems (1) 3,117 84
Cirrus Logic (1) 2,269 210
Entegris  6,268 881
GLOBALFOUNDRIES (1)(3) 3,275 171
Lattice Semiconductor (1) 5,721 448
Marvell Technology  35,855 2,541
MKS Instruments  2,770 368
Universal Display  1,964 331
Wolfspeed (1)(3) 5,163 152
5,186
Software 11.4%
AppLovin, Class A (1) 8,406 582
Aspen Technology (1) 1,147 245
Atlassian, Class A (1) 6,506 1,269
Bentley Systems, Class B  8,171 427
BILL Holdings (1) 4,279 294
CCC Intelligent Solutions Holdings (1) 14,127 169
Confluent, Class A (1) 7,991 244
Crowdstrike Holdings, Class A (1) 8,954 2,871
Datadog, Class A (1) 11,688 1,445
DocuSign (1) 8,492 506
Dolby Laboratories, Class A  2,470 207
DoubleVerify Holdings (1) 5,868 206
Dropbox, Class A (1) 10,771 262

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dynatrace (1) 10,840 503
Elastic (1) 3,377 338
Five9 (1) 3,014 187
Gitlab, Class A (1) 3,792 221
Guidewire Software (1) 3,429 400
HashiCorp, Class A (1) 4,047 109
HubSpot (1) 1,946 1,219
Informatica, Class A (1) 1,806 63
Manhattan Associates (1) 2,587 647
nCino (1) 2,934 110
NCR Voyix (1) 5,453 69
Nutanix, Class A (1) 10,166 627
Palantir Technologies, Class A (1) 80,778 1,859
Pegasystems  1,745 113
Procore Technologies (1) 3,357 276
RingCentral, Class A (1) 3,502 122
SentinelOne, Class A (1) 10,010 233
Smartsheet, Class A (1) 5,339 205
Teradata (1) 4,073 157
UiPath, Class A (1) 15,996 363
Unity Software (1)(3) 12,245 327
Workday, Class A (1) 8,422 2,297
Zoom Video Communications, Class A (1) 10,826 708
Zscaler (1) 3,720 717
20,597
Technology Hardware, Storage & Peripherals 0.4%
Pure Storage, Class A (1) 12,071 628
628
Total Information Technology 36,445
MATERIALS 4.5%
Chemicals 1.5%
Ashland  2,082 203
Axalta Coating Systems (1) 9,307 320
Chemours  6,206 163
Element Solutions  9,315 233
Ginkgo Bioworks Holdings (1)(3) 65,364 76
Huntsman  6,939 180
NewMarket  263 167
Olin  5,067 298
RPM International  5,321 633
Scotts Miracle-Gro  1,747 130
Westlake  1,351 206
2,609

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials 0.2%
Eagle Materials  1,427 388
388
Containers & Packaging 1.2%
AptarGroup  2,750 396
Ardagh Metal Packaging  5,900 20
Berry Global Group  4,879 295
Crown Holdings  4,461 354
Graphic Packaging Holding  12,801 373
Sealed Air  6,001 223
Silgan Holdings  3,440 167
Sonoco Products  4,077 236
2,064
Metals & Mining 1.5%
Alcoa  7,420 251
Cleveland-Cliffs (1) 20,919 476
MP Materials (1)(3) 4,395 63
Reliance  2,397 801
Royal Gold  2,758 336
Southern Copper (3) 3,585 382
SSR Mining  8,788 39
United States Steel  9,309 379
2,727
Paper & Forest Products 0.1%
Louisiana-Pacific  2,682 225
225
Total Materials 8,013
REAL ESTATE 5.1%
Diversified Real Estate Investment Trusts 0.3%
WP Carey, REIT  9,072 512
512
Health Care Real Estate Investment Trusts 0.4%
Healthcare Realty Trust, REIT  15,854 224
Medical Properties Trust, REIT (3) 24,701 116
Omega Healthcare Investors, REIT  10,292 326
666
Hotel & Resort Real Estate Investment Trusts 0.1%
Park Hotels & Resorts, REIT  8,763 153
153
Industrial Real Estate Investment Trusts 0.9%
Americold Realty Trust, REIT  11,956 298
EastGroup Properties, REIT  1,924 346

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Industrial Realty Trust, REIT  5,554 292
Rexford Industrial Realty, REIT  8,839 444
STAG Industrial, REIT  7,646 294
1,674
Office Real Estate Investment Trusts 0.4%
Cousins Properties, REIT  6,302 152
Highwoods Properties, REIT  4,329 113
Kilroy Realty, REIT  4,859 177
NET Lease Office Properties, REIT  592 14
Vornado Realty Trust, REIT  7,364 212
668
Real Estate Management & Development 0.5%
Howard Hughes Holdings (1) 1,401 102
Jones Lang LaSalle (1) 1,991 388
Zillow Group, Class A (1) 2,269 109
Zillow Group, Class C (1) 6,497 317
916
Residential Real Estate Investment Trusts 1.0%
American Homes 4 Rent, Class A, REIT  13,978 514
Apartment Income REIT, REIT  6,118 199
Equity LifeStyle Properties, REIT  7,460 481
Sun Communities, REIT  5,167 664
1,858
Retail Real Estate Investment Trusts 0.5%
Agree Realty, REIT  4,137 237
Brixmor Property Group, REIT  12,628 296
NNN REIT, REIT  7,630 326
859
Specialized Real Estate Investment Trusts 1.0%
CubeSmart, REIT  9,397 425
EPR Properties, REIT  3,090 131
Gaming & Leisure Properties, REIT  10,741 495
Lamar Advertising, Class A, REIT  3,651 436
National Storage Affiliates Trust, REIT  3,131 122
Rayonier, REIT  6,127 204
1,813
Total Real Estate 9,119
UTILITIES 1.5%
Electric Utilities 0.4%
Avangrid  2,956 108
Hawaiian Electric Industries  4,599 52
IDACORP  2,104 195

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OGE Energy  8,412 289
644
Gas Utilities 0.2%
National Fuel Gas  3,708 199
UGI  8,720 214
413
Independent Power & Renewable Electricity Producers 0.7%
Brookfield Renewable, Class A (3) 5,547 136
Clearway Energy, Class A  1,475 32
Clearway Energy, Class C  3,450 79
Vistra  14,828 1,033
1,280
Water Utilities 0.2%
Essential Utilities  10,546 391
391
Total Utilities 2,728
Total Common Stocks (Cost $159,514) 179,600
EQUITY MUTUAL FUNDS 0.1%
SPDR S&P MidCap 400 ETF Trust (3) 257 143
Total Equity Mutual Funds (Cost $140) 143
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 101,964 102
Total Short-Term Investments (Cost $102) 102

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 3,839,822 3,840
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 3,840
Total Securities Lending Collateral (Cost $3,840) 3,840
Total Investments in Securities 102.0%
(Cost $163,596) $ 183,685
Other Assets Less Liabilities (2.0)% (3,650)
Net Assets 100.0% $ 180,035
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at March 31, 2024.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 7++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 4,984  ¤  ¤ $ 3,942
Total $ 3,942^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,942.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 179,600 $ — $ — $ 179,600
Equity Mutual Funds 143 — — 143
Short-Term Investments 102 — — 102
Securities Lending Collateral 3,840 — — 3,840
Total $ 183,685 $ — $ — $ 183,685

T. ROWE PRICE Mid-Cap Index Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.